Pension and Non-pension Post-employment Benefit Plans - Summary of Accrued Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Current service cost	$ 1.9	$ 1.8	$ 2.1
Past service cost and settlement/curtailment losses	0.0	(0.1)	(1.9)
Interest cost	$ 0.6	$ (0.8)	(1.3)
Weighted average duration of defined benefit obligation	18 years	18 years
Other Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Current service cost	$ 2.6	$ 2.2	2.0
Past service cost and settlement/curtailment losses	(8.0)	(1.2)	(0.6)
Interest cost	$ 2.6	$ 2.6	2.6
Weighted average duration of defined benefit obligation	13 years	13 years
Accrued benefit obligations | Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Accrued benefit obligations, beginning of year	$ 309.6	$ 355.8
Current service cost	1.9	1.8
Past service cost and settlement/curtailment losses	0.0	0.1
Interest cost	8.6	8.6
Actuarial (losses) gains in other comprehensive income from changes in demographic assumptions	(0.4)	(3.7)
Actuarial (losses) gains in other comprehensive income from changes in financial assumptions	31.1	(19.9)
Actuarial (losses) gains in other comprehensive income from experience adjustments	(2.9)	0.2
Settlement payments from employer	0.0	0.0
Settlement payments from plan	0.0	0.1
Benefit payments from plan	(12.0)	(12.7)
Benefit payments from employer	(0.8)	(1.0)
Foreign currency exchange rate changes and other	10.9	(19.7)
Accrued benefit obligations, end of year	346.0	309.6	355.8
Accrued benefit obligations | Other Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Accrued benefit obligations, beginning of year	68.1	75.5
Current service cost	2.6	2.2
Past service cost and settlement/curtailment losses	8.0	1.2
Interest cost	2.6	2.6
Actuarial (losses) gains in other comprehensive income from changes in demographic assumptions	(1.7)	0.0
Actuarial (losses) gains in other comprehensive income from changes in financial assumptions	11.4	(3.5)
Actuarial (losses) gains in other comprehensive income from experience adjustments	(0.7)	(0.5)
Settlement payments from employer	(5.2)	(2.5)
Settlement payments from plan	(0.2)	0.0
Benefit payments from plan	(0.2)	0.0
Benefit payments from employer	(3.0)	(2.3)
Foreign currency exchange rate changes and other	5.7	(4.6)
Accrued benefit obligations, end of year	87.4	$ 68.1	$ 75.5
Pension Plan Adjustment From Change In Law | Other Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Past service cost and settlement/curtailment losses	$ 4.1